HOMES 2025-NQM5 TRUST ABS-15G

Exhibit 99.4 - Schedule 2

Client Name:
Client Project Name:	HOMES 2025-NQM5
Start - End Dates:	4/15/2025 - 8/1/2025
Deal Loan Count:	331

Loan Level Tape Compare Upload

Loans in Report	331

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1134735	XXXXXX	Representative Credit Score for Grading	713	706
1134736	XXXXXX	Representative Credit Score for Grading	713	706
1134511	XXXXXX	Borrower DSCR Percent	1.2920	1.1636
1134514	XXXXXX	Debt to Income Ratio (Back)	9.4000	13.0539
1138956	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
1134519	XXXXXX	Number of Units	1	2
1134522	XXXXXX	Debt to Income Ratio (Back)	41.8000	29.5420
1134702	XXXXXX	Number of Units	3	4
1138974	XXXXXX	Representative Credit Score for Grading	746	747
1138979	XXXXXX	Borrower DSCR Percent	1.8470	1.4388
1138987	XXXXXX	Representative Credit Score for Grading	724	728
1134556	XXXXXX	Representative Credit Score for Grading	735	696
1134564	XXXXXX	Debt to Income Ratio (Back)	39.7000	31.1820
1138995	XXXXXX	First Rate Change Date	XXXXXX	XXXXXX
1134572	XXXXXX	Representative Credit Score for Grading	781	783
1139011	XXXXXX	Combined LTV	65.00	72.48
1139011	XXXXXX	Original LTV	65.00	72.48
1139011	XXXXXX	Sales Price	XXXXXX	XXXXXX
1139029	XXXXXX	Debt to Income Ratio (Back)	40.5000	36.6254
1139029	XXXXXX	Product Type	30 Yr Fixed	30 Yr Fixed Interest Only
1139030	XXXXXX	Representative Credit Score for Grading	712	715
1134576	XXXXXX	Debt to Income Ratio (Back)	46.8000	43.5822
1134577	XXXXXX	Borrower DSCR Percent	1.7350	1.3009
1134578	XXXXXX	Property Type	Detached PUD	SFR
1134490	XXXXXX	Debt to Income Ratio (Back)	44.9000	25.3205
1134829	XXXXXX	Debt to Income Ratio (Back)	34.5000	29.0370
1134694	XXXXXX	Debt to Income Ratio (Back)	50.1000	44.9103
1139038	XXXXXX	Debt to Income Ratio (Back)	41.8000	33.0453
1134718	XXXXXX	Representative Credit Score for Grading	694	696
1134584	XXXXXX	Debt to Income Ratio (Back)	42.5000	32.0121
1134491	XXXXXX	Debt to Income Ratio (Back)	44.9000	37.5876
1134586	XXXXXX	Debt to Income Ratio (Back)	44.4000	41.0350
1139041	XXXXXX	Debt to Income Ratio (Back)	44.3000	37.5531
1139042	XXXXXX	Debt to Income Ratio (Back)	39.9000	35.0523
1134588	XXXXXX	Debt to Income Ratio (Back)	50.8000	44.6739
1139046	XXXXXX	Loan Purpose	Rate and Term Refi	Cashout Refi
1139053	XXXXXX	Debt to Income Ratio (Back)	49.9000	46.6848
1134833	XXXXXX	Debt to Income Ratio (Back)	61.9000	43.4800
1134492	XXXXXX	Debt to Income Ratio (Back)	31.2000	24.9130
1134494	XXXXXX	Debt to Income Ratio (Back)	34.4000	38.9376
1134494	XXXXXX	Representative Credit Score for Grading	712	702
1134601	XXXXXX	Debt to Income Ratio (Back)	33.1000	29.1468
1139058	XXXXXX	Representative Credit Score for Grading	680	687
1134604	XXXXXX	Debt to Income Ratio (Back)	49.9000	38.2780
1139065	XXXXXX	Representative Credit Score for Grading	749	746
1139067	XXXXXX	Debt to Income Ratio (Back)	46.3000	42.0619
1139068	XXXXXX	Debt to Income Ratio (Back)	50.2000	45.0464
1134697	XXXXXX	Debt to Income Ratio (Back)	49.9000	46.3438
1139072	XXXXXX	Representative Credit Score for Grading	808	810
1139075	XXXXXX	Debt to Income Ratio (Back)	31.9000	26.7734
1139076	XXXXXX	Debt to Income Ratio (Back)	36.6000	28.8654
1134768	XXXXXX	Debt to Income Ratio (Back)	32.7000	26.6470
1139082	XXXXXX	Debt to Income Ratio (Back)	37.1000	34.0613
1134724	XXXXXX	Debt to Income Ratio (Back)	50.4000	43.8016
1139094	XXXXXX	Debt to Income Ratio (Back)	35.6000	9.7798
1139096	XXXXXX	Debt to Income Ratio (Back)	26.4000	18.8920
1139100	XXXXXX	Debt to Income Ratio (Back)	45.4000	40.9103
1139105	XXXXXX	Debt to Income Ratio (Back)	49.8000	43.4546
1139115	XXXXXX	Debt to Income Ratio (Back)	49.4000	37.4660

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